Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Trade and other receivables	$ (149)	$ 133	$ (156)	$ (196)
Inventory	(8)	(191)	828	(496)
Prepaid expenses and other current assets	(279)	(267)	99	(123)
Payables and accrued liabilities	41	502	(451)	247
Current portion of deferred revenues	11		(395)
Employee future benefits (note 13)	(110)	(108)	(215)	(217)
Increase (decrease) in operating assets and liabilities	$ (494)	$ 69	$ (290)	$ (785)